SP SmallCap 600 Pure Value Fund Shareholder Fees	Dec. 31, 2025 USD ($)
SP SmallCap 600 Pure Value Fund | SP SmallCap 600 Pure Value Fund
Prospectus [Line Items]
Shareholder Fee, Other